Exhibit 99.29

Allonhill Loan No	Seller Loan Number	Servicer Loan No	Borrower First Name	Borrower Last Name	CoBorrower First Name	CoBorrower Last Name	State	Occupancy	Loan Purpose	Event Grade	HUD1 Status	TIL Status	Other missing compliance docs	Compliance Test Status	Predatory Lending Flag	Material Exceptions	Material Exceptions - Curable	Missing Critical Docs - Curable	Non-material Exceptions	Waived/Satisfied Exceptions	Fee Disclosure Variance
Redacted	415165621	Redacted	Redacted	Redacted	Redacted	CA	O	Rate/Term Refinance - Lender initiated	1 - No Exceptions	Final HUD	Final TIL	Final	No	CLEARED: 860: Missing Title commitment - No preliminary title or commitment found in file.

CLEARED: 1161: Federal TILA: Initial TIL Disclosure Date Test - - The creditor's initial TIL disclosure date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives the consumer's written application; or
- Later than the seventh business day (counting all calendar days except Sunday and specified legal public holidays) before consummation of the transaction.  The initial TIL disclosure date was Redacted, with an application date of Redacted.

CLEARED: 1162: Federal RESPA: RESPA GFE Disclosure Date Test - - The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided).    Not later than 3 business days after a loan originator (broker or lender) receives an application for a federally related mortgage loan, or information sufficient to complete an application, the loan originator must provide the applicant with a GFE. In the case of dealer loans, the lender must either provide the GFE or ensure that the dealer provides the GFE. The lender is responsible for ascertaining whether the GFE has been provided, if a mortgage broker is involved in the transaction. If the mortgage broker has provided a GFE, the lender is not required to provide an additional GFE.  The initial GFE disclosure date was Redacted, with an application date of Redacted.

CLEARED: 866: Missing Signature on Tax Returns - Missing signatures on 2009/2008 tax returns in file.

CLEARED: 850: Missing Federal Income Tax Return - Need evidence of 2010 extension for personal tax returns.

CLEARED: 1513: Missing evidence property is owned free and clear - Investment property listed on REO schedule presented as owned free and clear (Redacted Address).

CLEARED: 816: Need evidence of taxes, insurance, HOA fees obligation on investment property listed on REO schedule (Redacted Address).
   + COMMENT: Taxes provided showing monthly obligation of $11.96 per month. Now provide missing evidence of hazard insurance and HOA dues (if applicable).

CLEARED: 761: Missing asset documentation - Need additional full month statement to complete a consecutive 2 month history for assets. Redacted savings account statement in file covers 06/22/2011 to 07/22/2011 + a statement update dated 09/09/2011 with out a 1 month transaction history.

CLEARED: 816: Missing evidence that properties listed on 2009 1040 Schedule "E" have been sold (Redacted Address).
																				+ COMMENT: HUD-1 provided showing the residence at Redacted Address was sold on Redacted, however, the HUD-1 is marked "estimated" and is not signed as certified by a settlement agent. Provide the fully executed final HUD-1.	$195.00